Drinker Biddle & Reath LLP
                                One Logan Square
                              18th & Cherry Streets
                           Philadelphia, PA 19103-6996
                              Phone: (215) 988-2700
                            Facsimile: (215) 988-2757
                              www.drinkerbiddle.com

September 2, 2008

VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

         Re:      THE ROXBURY FUNDS
                  (1933 ACT REGISTRATION NO. 333-133691)
                  (1940 ACT REGISTRATION NO. 811-21897)
                  -------------------------------------


Ladies and Gentlemen:

                  On behalf of The Roxbury Funds (the "Trust"), transmitted herewith for filing is Post-Effective Amendment No. 3 (the "Amendment") to the Trust's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended.

                  The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act. The Amendment is being filed to reflect: 1) a change in the name of the Roxbury Mid-Cap Fund to the Roxbury All-Cap Fund; 2) replacement of the Mid-Cap Fund's 80% policy with respect to investments in mid-cap securities with a policy permitting the All-Cap Fund to invest in securities without regard to market capitalization; 3) changes in investment strategies to accommodate the all-cap strategy; and 4) a change in the Fund's benchmark from the Russell Midcap Growth Index to the Russell 3000 Index. These changes will take effect on November 1, 2008. The Amendment also reflects the liquidation of Investor Shares of the Trust's portfolios, which will be completed on or before October 30, 2008. The liquidation involves no changes in investment policies or strategies. It is proposed that the Amendment become effective on November 1, 2008.

                  The Trust will file a post-effective amendment pursuant to Rule 485(b) under the 1933 Act to become effective concurrent with the effective date of the Amendment to update certain financial information, respond to staff comments to the Amendment, and make other non-material changes.

Securities and Exchange Commission
September 2, 2008
Page 2


                  Questions and comments concerning this filing may be directed to the undersigned at (215) 988-2867.

                                                  Sincerely,

                                                  /s/ Michelle M. Lombardo
                                                  Michelle M. Lombardo


Enclosures